Acquisitions and Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed (Details) R in Millions	Oct. 01, 2020 ZAR (R) $ / oz R / $	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Deferred tax assets recognised as of acquisition date	R 55	R 0
Contingent consideration recognised as of acquisition date	R 544
Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Post-tax real discount rate	10.60%	10.20%	10.30%
Inflation rate	5.00%
Contingent liabilities recognised as of acquisition date	R 230
Mponeng operations and related assets | Final fair value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	6,024
Restricted cash and investments	1,268
Deferred tax assets recognised as of acquisition date	222
Current Inventory Recognised As Of Acquisition Date	454
Fair value of acquired receivables	47
Cash and cash equivalents recognised as of acquisition date	3
Deferred tax liabilities recognised as of acquisition date	(167)
Provision for Environmental Rehabilitation recognised as of acquisition date	(1,856)
Other non-current liabilities recognised as of acquisitiondate	(41)
Non-current Streaming Contract as of acquisition date	(938)
Trade and other payables recognised as of acquisition date	(324)
Current Streaming Contract Liability as of acquisition date	(479)
Identifiable assets acquired (liabilities assumed)	4,213
Contingent consideration recognised as of acquisition date	R 544
Mponeng operations and related assets | Mponeng
Disclosure of detailed information about business combination [line items]
Deferred Tax Rate	15.00%
Mponeng operations and related assets | West Wits [Member]
Disclosure of detailed information about business combination [line items]
Deferred Tax Rate	15.00%
Mponeng operations and related assets | VR Closure
Disclosure of detailed information about business combination [line items]
Deferred Tax Rate	20.80%
Mponeng operations and related assets | Mine Waste Solutions
Disclosure of detailed information about business combination [line items]
Deferred Tax Rate	18.40%
Franco Nevada | Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Post-tax real discount rate	11.60%
Floor | Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Post-tax real discount rate	8.50%
Exchange rate (R/USD and PGK/USD) | R / $	14.41
Closing Price Of Gold Assumption | $ / oz	1,308
Discount rates	5.10%
Cap | Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Post-tax real discount rate	11.60%
Exchange rate (R/USD and PGK/USD) | R / $	16.75
Closing Price Of Gold Assumption | $ / oz	1,784
Discount rates	11.50%